Stockholders' Equity and Stock-Based Compensation - Common Stock Equivalents Excluded from the Calculation of Earnings per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible senior notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	8,878,938	0
Outstanding common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	5,305,185	4,372,676
Restricted Stock Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	2,799,982	768,770
Shares of common stock expected to be purchased on June 30 under the 2014 ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	49,861	35,619
Outstanding common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from computation of diluted net income (loss) per share (in shares)	0	34,113	34,113	34,113	34,113